Summary of Significant Accounting Policies(Policies)	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company’s unaudited condensed consolidated financial statements (the “condensed consolidated financial statements”) have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of its consolidated subsidiaries. Other shareholders’ interests in the Company’s subsidiaries, Z33 Bio, Inc. (“Z33”) and ZB17 LLC (“ZB17”), are shown in the condensed consolidated financial statements as redeemable noncontrolling interest and noncontrolling interest, respectively. All intercompany balances and transactions have been eliminated in consolidation.

These condensed consolidated financial statements have been prepared in accordance with U.S. GAAP applicable to interim financial statements. These financial statements are presented in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with U.S. GAAP. As such, the information included herein should be read in conjunction with Legacy Zura’s consolidated financial statements and accompanying notes as of December 31, 2022 and for the period from January 18, 2022 (date of inception) to December 31, 2022 (the “audited consolidated financial statements”) that were included in the Company’s Form 8-K filed with the SEC on April 6, 2023. In management’s opinion, these unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements, except for the impact of the recapitalization as described in Note 3, and reflect all adjustments, which include normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2023 and the results of operations for the three months ended June 30, 2023 and 2022 and for the six months ended June 30, 2023 and the period ended June 30, 2022. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the full year ending December 31, 2023 or any other future interim or annual period.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements including the accounts of Zura Bio Limited, its wholly-owned subsidiary, Zura Bio, Inc., and its subsidiary, Z33 Bio, Inc. (“Z33”), have been prepared in conformity with U.S. GAAP, Other shareholders’ interests in Z33 are shown in the consolidated financial statements as noncontrolling interest. All intercompany balances and transactions have been eliminated in consolidation.

Significant of Accounting Policies

Significant Accounting Policies

Except for the addition of the Business Combination, the addition of public warrants, private placement warrants, and pre-funded warrants (collectively, the “Warrants”), and the addition of stock options with market-based performance conditions, there have been no significant changes in the Company’s significant accounting policies from those that were disclosed in Note 2, Summary of Significant Accounting Policies, included in the Company’s audited consolidated financial statements that were included in the Company’s Current Report on Form 8-K filed with the SEC on April 6, 2023.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, as well as the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the condensed consolidated financial statements relate to and include, but are not limited to, the fair value of Class A Ordinary Shares and other assumptions used to measure share-based compensation, the fair value of redeemable noncontrolling interest, the fair value of share-based consideration transferred for acquired assets, the fair value of contingent consideration, the fair value of the private placement warrants, and the fair value of the note payable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the consolidated financial statements relate to and include, but are not limited to, the fair value of Ordinary Shares and other assumptions used to measure share-based compensation, the fair value of share-based consideration transferred for acquired assets, the fair value of contingent consideration, and the fair value of the note payable.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to transition from preclinical manufacturing to commercial production of products.

The Company’s future product candidates will require approvals from the U.S. Food and Drug Administration (“FDA”) and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed or the Company was unable to maintain approval for any product candidate, it could have a material adverse impact on the Company.

On March 10, 2023, Silicon Valley Bank became insolvent. State regulators closed the bank and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as its receiver. The Company held deposits with this bank. As a result of the actions by the FDIC, the Company’s insured and uninsured deposits have been restored.

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Risks and Uncertainties

The Company is subject to risks common to early-stage companies in the biotechnology industry, including, but not limited to, development by the Company or its competitors of technological innovations, risks of failure of clinical studies, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and ability to transition from preclinical manufacturing to commercial production of products.

The Company’s future product candidates will require approvals from the U.S. Food and Drug Administration and comparable foreign regulatory agencies prior to commercial sales in their respective jurisdictions. There can be no assurance that any product candidates will receive the necessary approvals. If the Company was denied approval, approval was delayed or the Company was unable to maintain approval for any product candidate, it could have a material adverse impact on the Company.

On March 10, 2023, Silicon Valley Bank became insolvent. State regulators closed the bank and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as its receiver. The Company held deposits with this bank. As a result of the actions by the FDIC, the Company’s insured and uninsured deposits have been restored.

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Warrants

Warrants

As part of the Business Combination, the Company assumed JATT’s public warrant and private placement warrant liabilities. The public warrants were reclassified to equity following the Business Combination.

As part of the April 2023 Private Placement, the Company sold pre-funded warrants (the “Pre-Funded Warrants”) to certain accredited investors. The Pre-Funded Warrants were classified as equity instruments.

Classification of the public and pre-funded warrants as equity instruments and the private placement warrants as liability instruments is based on management’s analysis of the guidance in ASC 815. The Company measures the private placement warrant liability at fair value each reporting period with the change in fair value recorded as other (expense) income in the condensed consolidated statements of operations. The Company measured the public warrants at the fair value of the equity instruments as of the Closing Date of the Business Combination. The Company measured the pre-funded warrants at the fair value of the equity instruments as of the date of the April 2023 Private Placement. See Note 8 for additional information.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss attributable to Class A Ordinary Shareholders by the weighted-average number of Class A Ordinary Shares outstanding during the period. Diluted net loss per share excludes the potential impact of the Company’s convertible preferred shares and options to purchase Class A Ordinary Shares because their effect would be anti-dilutive due to the Company’s net loss for the period presented. Since the Company had a net loss in the period presented, basic and diluted net loss per share are the same.

The table below provides potentially dilutive securities not included in the calculation of the diluted net loss per share because to do so would be anti-dilutive:

	June 30,	June 30,
	2023	2022
Convertible preferred shares	—	13,510,415
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares	12,809,996	—
Shares issuable upon exercise of options to purchase Class A Ordinary Shares	5,681,471	383,371
Shares issuable upon exercise of Z33 Series Seed Preferred Shares call option	2,000,000	—
Restricted share units	1,398,011	—
Total	21,889,478	13,893,786

Shares issuable upon the exercise of performance-based share options (“PSOs”) are excluded from the calculation of diluted net loss per share until the Company’s management deems it probable that the performance conditions will be satisfied.

Net Loss Per Ordinary Share

Basic net loss per Ordinary Share is computed by dividing net loss by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net loss per Ordinary Share excludes the potential impact of the Company’s convertible preferred shares and options to purchase Ordinary Shares because their effect would be anti-dilutive due to the Company’s net loss for the period presented. Since the Company had a net loss in the period presented, basic and diluted net loss per Ordinary Share are the same.

The table below provides potentially dilutive securities not included in the calculation of the diluted net loss per Ordinary Share because to do so would be anti-dilutive:

For the Period from
January 18, 2022
(date of inception) to
December 31, 2022
Shares issuable upon conversion of Series A-1 convertible preferred shares	125,000
Shares issuable upon exercise of options to purchase Ordinary Shares	3,547
Total	128,547

Shares issuable upon the exercise of PSOs are excluded from the calculation of diluted net loss per Ordinary Share until the Company’s management deems it probable that the performance conditions will be satisfied.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies the guidance of measuring the fair value of equity securities subject to contractual restrictions that prohibit the sale of the equity securities. The Company early adopted this standard effective January 1, 2023. The adoption of this standard did not have a material effect on our condensed consolidated financial statements and related disclosures.

Recently Issued and Recently Adopted Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). The amendments in ASU 2020-06 simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company adopted on a modified prospective basis the new standard effective at inception, and noted no material impact on the consolidated financial statements and related disclosures.